Inventories, net (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory [Line Items]
Raw materials	$ 24,432	$ 22,421	$ 17,121
Work in process	2,270	2,136	3,243
Finished goods	2,589	2,158	2,741
Stores and spares	2,288	2,371	2,404
Packing material	165	171	110
Inventory Gross	31,744	29,257	25,619
Less: inventory allowances	(271)	(292)	(1,438)
Inventory Net	$ 31,473	$ 28,965	$ 24,181